SHARE-BASED COMPENSATION - 2016 Equity Incentive Plan (Details)						12 Months Ended
	Jul. 23, 2018 $ / shares	Jul. 22, 2018 $ / shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Apr. 01, 2016 $ / shares shares	Mar. 31, 2020 USD ($) installment $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares
SHARE-BASED COMPENSATION
Common stock, dividends declared (in dollars per share)	$ 0.40
Aggregate Intrinsic Value
Outstanding | $							$ 7,954,959
Vested and exercisable | $							$ 7,954,959
American depositary shares ("ADS")
SHARE-BASED COMPENSATION
Common stock, dividends declared (in dollars per share)	0.40
2016 Equity Incentive Plan
SHARE-BASED COMPENSATION
Option granted (in shares) | shares					6,312,000		208,400
Option granted (in dollars per shares)	0.88	$ 1.28			$ 1.28		$ 8.60
Common stock, dividends declared (in dollars per share)	0.40
Number of installments for vested and become exercisable | installment						3
Percentage of remaining options to be vested						67.00%
Options vested remaining installments | installment						2
Maximum contractual term (in years)						4 years
Threshold for the unvested options to expire (in years)						2 years
Stock options, vesting period (in years)						3 years
Fair value of options granted to employees
Fair market value per share						$ 1.41
Exercise price per share						$ 1.28
Risk-free interest rate						1.81%
Dividend yield						0.00%
Life of option						4 years
Volatility						47.40%
Number of options
Outstanding at beginning of year (in shares) | shares						4,986,078	6,184,000	6,312,000
Option granted (in shares) | shares					6,312,000		208,400
Number of Exercise (in shares) | shares						(320,020)	(1,127,853)
Option Expired, forfeited or cancelled (in shares) | shares						(345,104)	(278,469)	(128,000)
Outstanding at end of year (in shares) | shares			6,184,000	6,312,000		4,320,954	4,986,078	6,184,000
Vested and exercisable (in shares) | shares			2,061,333			4,298,787	4,861,604	2,061,333
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per shares)						$ 1.18	$ 1.28	$ 1.28
Option granted (in dollars per shares)	0.88	$ 1.28			$ 1.28		8.60
Number of Exercise (in dollars per share)						1.03	1.03
Option Expired, forfeited or cancelled (in dollars per shares)						3.73	1.31	1.28
Outstanding at end of year (in dollars per shares)			$ 1.28	$ 1.28		1.01	1.18	1.28
Vested and exercisable (in dollars per share)			$ 1.28			$ 0.97	$ 0.99	$ 1.28
Weighted Average Remaining Life in Years
Option granted (in years)							2 years
Number of Exercise (in years)						1 year
Outstanding at end of period			2 years	3 years		4 months 24 days	1 year
Vested and exercisable (in years)							1 year	2 years
Grant Date Fair Value
Outstanding at beginning of year | $						$ 3,403,827	$ 3,441,460	$ 3,512,693
Option granted | $							791,920
Option exercised | $						(185,612)	(627,662)
Option Expired, forfeited or cancelled | $						(237,392)	(201,891)	(71,233)
Outstanding at end of year | $			$ 3,441,460	$ 3,512,693		2,980,823	3,403,827	3,441,460
Vested and exercisable | $						$ 5,851,362	$ 2,930,826	1,147,153
Aggregate Intrinsic Value
Forfeited | $			(1,283,840)					(1,283,840)
Outstanding | $			62,025,520					62,025,520
Vested and exercisable | $			$ 20,675,173					$ 20,675,173
2016 Equity Incentive Plan | American depositary shares ("ADS")
SHARE-BASED COMPENSATION
Common stock, dividends declared (in dollars per share)	$ 0.40